Consolidated Statement of Operations and Condensed Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Digital display sales	$ 2,451,000	$ 3,837,000	$ 16,065,000	$ 15,990,000
Digital display lease and maintenance	1,645,000	1,768,000	6,956,000	7,767,000
Total revenues	4,096,000	5,605,000	23,021,000	23,757,000
Cost of revenues:
Cost of digital display sales	2,079,000	3,190,000	12,811,000	13,977,000
Cost of digital display lease and maintenance	1,265,000	1,461,000	5,789,000	6,589,000
Total cost of revenues	3,344,000	4,651,000	18,600,000	20,566,000
Gross profit from operations	752,000	954,000	4,421,000	3,191,000
General and administrative expenses	(1,911,000)	(2,586,000)	(8,916,000)	(7,867,000)
Restructuring costs	(50,000)	(10,000)	(415,000)	(164,000)
Goodwill impairment				(66,000)
Operating loss	(1,209,000)	(1,642,000)	(4,910,000)	(4,906,000)
Interest expense, net	(41,000)	(51,000)	(297,000)	(1,217,000)
Gain on debt extinguishment		4,000	60,000	8,796,000
Change in warrant liabilities	(68,000)	108,000	4,041,000	(3,655,000)
Loss from continuing operations before income taxes	(1,318,000)	(1,581,000)	(1,106,000)	(982,000)
Income tax (expense) benefit	(8,000)	(7,000)	(23,000)	8,000
Loss from continuing operations	(1,326,000)	(1,588,000)	(1,129,000)	(974,000)
Loss from discontinued operations	1,022,000	(82,000)	(236,000)	(444,000)
Net loss	$ (304,000)	$ (1,670,000)	$ (1,365,000)	$ (1,418,000)
Loss per share continuing operations - basic and diluted (in Dollars per share)	$ (0.05)	$ (0.33)	$ (0.07)	$ (0.36)
Loss per share discontinued operations - basic and diluted (in Dollars per share)	$ 0.04	$ (0.02)	$ (0.02)	$ (0.16)
Total loss per share - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.35)	$ (0.09)	$ (0.52)
Weighted average common shares outstanding - basic and diluted (in Shares)	25,512	4,687	15,441	2,738